CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholder claims, Mexican income tax adjustment & Argentine tax claim) (Details) $ in Millions, R$ in Billions	1 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2016 BRL (R$)
Comissão de Valores Mobiliários | Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
Disclosure of contingent liabilities [line items]
Increase in capital | R$			R$ 1
Mexican Tax Authority
Disclosure of contingent liabilities [line items]
Adjustments for current tax of prior periods		$ 47.2
Mexican Tax Authority | 2008
Disclosure of contingent liabilities [line items]
Increase (Decrease) In Contingent Tax Liability		15.5
Mexican Tax Authority | 2011
Disclosure of contingent liabilities [line items]
Increase (Decrease) In Contingent Tax Liability		$ 31.7
Domestic Tax Authority | Mexican Tax Authority | 2008
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 64.7
Domestic Tax Authority | Mexican Tax Authority | 2011
Disclosure of contingent liabilities [line items]
Tax contingent liability	$ 31.7